Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Strategic Global Bond Fund, Inc.
Prospectus Date	rr_ProspectusDate	Apr. 29, 2016
Supplement [Text Block]	bsgbfi_SupplementTextBlock

BlackRock Strategic Global Bond Fund, Inc.

Investor A, Investor C and Institutional Shares

(the “Fund”)

Supplement dated June 14, 2016 to the Summary Prospectus

and Prospectus, each dated April 29, 2016

Effective immediately, the following changes are made to the Fund’s Summary Prospectus and Prospectus, as applicable:

The section of the Summary Prospectus captioned “Key Facts About BlackRock Strategic Global Bond Fund, Inc.—Fees and Expenses of the Fund” and the section of the Prospectus captioned “Fund Overview—Key Facts About BlackRock Strategic Global Bond Fund, Inc.—Fees and Expenses of the Fund” are deleted in their entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock Advisors, LLC (“BlackRock”) or its affiliates. More information about these and other discounts is available from your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. (“PNC”) and their respective affiliates) (each a “Financial Intermediary”) and in the “Details About the Share Classes” section on page 35 of the Fund’s prospectus and in the “Purchase of Shares” section on page II-76 of Part II of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Investor A Shares		Investor C Shares	Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	4.00%		None	None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None	[1]	1.00%[2]	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor A Shares	Investor C Shares	Institutional Shares
Management Fee[3]	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses[4]	0.65%	0.72%	0.66%
Interest Expense[4]	0.03%	0.03%	0.03%
Other Expenses	0.62%	0.69%	0.63%
Other Expenses of the Subsidiary[5]	—	—	—
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses[6]	1.41%	2.23%	1.17%
Fee Waivers and/or Expense Reimbursements[7]	(0.42)%	(0.49)%	(0.43)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Reimbursements[7]	0.99%	1.74%	0.74%

[1]	A contingent deferred sales charge (“CDSC”) of 0.75% (0.50% with respect to Investor A Shares held prior to December 1, 2015) is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
[2]	There is no CDSC on Investor C Shares after one year.
[3]	Management fee restated to reflect current fees.
[4]	Interest Expense based on estimated amounts for the current year.
[5]	The Strategic Global Bond Fund (Cayman) (the “Subsidiary”) is newly organized and, accordingly, Other Expenses of the Subsidiary are based on estimated amounts for the current fiscal year of less than 0.01%.
[6]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, which do not include Acquired Fund Fees and Expenses or the restatement of the Management Fee and Interest Expense to reflect current fees.
[7]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 48, BlackRock has contractually agreed to waive and/or reimburse fees or expenses to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses, and certain other Fund expenses) to 0.95% (for Investor A Shares), 1.70% (for Investor C Shares), and 0.70% (for Institutional Shares) of average daily net assets through April 30, 2017. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$497	$789	$1,102	$1,988
Investor C Shares	$277	$650	$1,150	$2,526
Institutional Shares	$76	$329	$602	$1,382

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Investor C Shares	$177	$650	$1,150	$2,526

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 477% of the average value of its portfolio.

The section of the Summary Prospectus captioned “Key Facts About BlackRock Strategic Global Bond Fund, Inc.—Principal Investment Strategies of the Fund” and the section of the Prospectus captioned “Fund Overview—Key Facts About BlackRock Strategic Global Bond Fund, Inc.—Principal Investment Strategies of the Fund” are amended to add the following:

The Fund may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investment in commodity-linked derivative instruments and investment vehicles such as exchange traded funds that exclusively invest in commodities and are designed to provide this exposure without direct investment in physical commodities. The Fund may also gain exposure to commodity markets by investing up to 25% of its total assets in the Subsidiary, a wholly owned subsidiary of the Fund formed in the Cayman Islands, which invests primarily in commodity-related instruments.

The section of the Summary Prospectus captioned “Key Facts About BlackRock Strategic Global Bond Fund, Inc.—Principal Risks of Investing in the Fund” and the section of the Prospectus captioned “Fund Overview—Key Facts About BlackRock Strategic Global Bond Fund, Inc.—Principal Risks of Investing in the Fund” are amended to add the following:

•	Commodities Related Investments Risks—Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments.

•	Subsidiary Risk—By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodity-related instruments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund (see “Commodities Related Investments Risks” above). There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the Investment Company Act, and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the Investment Company Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are both managed by BlackRock, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund and its shareholders. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the Statement of Additional Information and could adversely affect the Fund.

In late July 2011, the Internal Revenue Service suspended the granting of private letter rulings that concluded that the income and gain generated by a registered investment company’s investments in commodity-linked notes, and the income generated from investments in controlled foreign subsidiaries that invest in physical commodities and/or commodity-linked derivative instruments, would be “qualifying income” for regulated investment company qualification purposes. As a result, there can be no assurance that the Internal Revenue Service will treat such income and gain as “qualifying income.” If the Internal Revenue Service makes an adverse determination relating to the treatment of such income and gain, the Fund will likely need to change its investment strategies, which could adversely affect the Fund.

BlackRock Strategic Global Bond Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bsgbfi_SupplementTextBlock

BlackRock Strategic Global Bond Fund, Inc.

Investor A, Investor C and Institutional Shares

(the “Fund”)

Supplement dated June 14, 2016 to the Summary Prospectus

and Prospectus, each dated April 29, 2016

Effective immediately, the following changes are made to the Fund’s Summary Prospectus and Prospectus, as applicable:

The section of the Summary Prospectus captioned “Key Facts About BlackRock Strategic Global Bond Fund, Inc.—Fees and Expenses of the Fund” and the section of the Prospectus captioned “Fund Overview—Key Facts About BlackRock Strategic Global Bond Fund, Inc.—Fees and Expenses of the Fund” are deleted in their entirety and replaced with the following:

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock Advisors, LLC (“BlackRock”) or its affiliates. More information about these and other discounts is available from your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. (“PNC”) and their respective affiliates) (each a “Financial Intermediary”) and in the “Details About the Share Classes” section on page 35 of the Fund’s prospectus and in the “Purchase of Shares” section on page II-76 of Part II of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Investor A Shares		Investor C Shares	Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	4.00%		None	None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None	[1]	1.00%[2]	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor A Shares	Investor C Shares	Institutional Shares
Management Fee[3]	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses[4]	0.65%	0.72%	0.66%
Interest Expense[4]	0.03%	0.03%	0.03%
Other Expenses	0.62%	0.69%	0.63%
Other Expenses of the Subsidiary[5]	—	—	—
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses[6]	1.41%	2.23%	1.17%
Fee Waivers and/or Expense Reimbursements[7]	(0.42)%	(0.49)%	(0.43)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Reimbursements[7]	0.99%	1.74%	0.74%

[1]	A contingent deferred sales charge (“CDSC”) of 0.75% (0.50% with respect to Investor A Shares held prior to December 1, 2015) is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
[2]	There is no CDSC on Investor C Shares after one year.
[3]	Management fee restated to reflect current fees.
[4]	Interest Expense based on estimated amounts for the current year.
[5]	The Strategic Global Bond Fund (Cayman) (the “Subsidiary”) is newly organized and, accordingly, Other Expenses of the Subsidiary are based on estimated amounts for the current fiscal year of less than 0.01%.
[6]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, which do not include Acquired Fund Fees and Expenses or the restatement of the Management Fee and Interest Expense to reflect current fees.
[7]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 48, BlackRock has contractually agreed to waive and/or reimburse fees or expenses to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses, and certain other Fund expenses) to 0.95% (for Investor A Shares), 1.70% (for Investor C Shares), and 0.70% (for Institutional Shares) of average daily net assets through April 30, 2017. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Fund or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$497	$789	$1,102	$1,988
Investor C Shares	$277	$650	$1,150	$2,526
Institutional Shares	$76	$329	$602	$1,382

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Investor C Shares	$177	$650	$1,150	$2,526

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 477% of the average value of its portfolio.

The section of the Summary Prospectus captioned “Key Facts About BlackRock Strategic Global Bond Fund, Inc.—Principal Investment Strategies of the Fund” and the section of the Prospectus captioned “Fund Overview—Key Facts About BlackRock Strategic Global Bond Fund, Inc.—Principal Investment Strategies of the Fund” are amended to add the following:

The Fund may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investment in commodity-linked derivative instruments and investment vehicles such as exchange traded funds that exclusively invest in commodities and are designed to provide this exposure without direct investment in physical commodities. The Fund may also gain exposure to commodity markets by investing up to 25% of its total assets in the Subsidiary, a wholly owned subsidiary of the Fund formed in the Cayman Islands, which invests primarily in commodity-related instruments.

The section of the Summary Prospectus captioned “Key Facts About BlackRock Strategic Global Bond Fund, Inc.—Principal Risks of Investing in the Fund” and the section of the Prospectus captioned “Fund Overview—Key Facts About BlackRock Strategic Global Bond Fund, Inc.—Principal Risks of Investing in the Fund” are amended to add the following:

•	Commodities Related Investments Risks—Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments.

•	Subsidiary Risk—By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodity-related instruments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund (see “Commodities Related Investments Risks” above). There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the Investment Company Act, and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the Investment Company Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are both managed by BlackRock, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund and its shareholders. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and the Statement of Additional Information and could adversely affect the Fund.

In late July 2011, the Internal Revenue Service suspended the granting of private letter rulings that concluded that the income and gain generated by a registered investment company’s investments in commodity-linked notes, and the income generated from investments in controlled foreign subsidiaries that invest in physical commodities and/or commodity-linked derivative instruments, would be “qualifying income” for regulated investment company qualification purposes. As a result, there can be no assurance that the Internal Revenue Service will treat such income and gain as “qualifying income.” If the Internal Revenue Service makes an adverse determination relating to the treatment of such income and gain, the Fund will likely need to change its investment strategies, which could adversely affect the Fund.